GOING CONCERN (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Accumulated deficit		$ 1,731,131		$ 1,731,131		$ 1,224,811	$ 1,119,457
Net loss		(104,323)	$ (81,161)	681,165	$ 101,287	392,243	1,023,125
Revenues		$ 2,509,781	$ 3,632,544	$ 4,888,062	$ 5,440,863	$ 7,452,129	$ 7,254,646
Funan Agricultural Reclining Investment Co. Ltd [Member]
Schedule of Investments [Line Items]
Principal amount	$ 18,090,000.00
Debt instrument, term	10 years